Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 19,176	$ 13,556	$ 1,274	$ 31
United States of America, Dollars
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	15,596	1,021
Israel, New Shekels
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	1,688	7,627
Euro Member Countries, Euro
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 1,892	$ 4,908